CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Preferred shares [Member]	Additional paid-in capital [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ (10,571)	$ 18	$ 21	$ 49,182		$ (59,792)
Balance, shares at Dec. 31, 2012		6,926,403	7,703,182
Conversion of preferred shares		$ 21	$ (21)
Conversion of preferred shares, shares		23,109,546	(7,703,182)
Issuance of ordinary shares in IPO, net	$ 93,564	$ 18		$ 93,546
Issuance of ordinary shares in IPO, net, shares		6,325,786
Exercise of options	519	$ 3		516
Exercise of options, shares		1,131,482
Tax benefit related to exercise of share options	440			440
Share-based compensation expenses	7,054			7,054
Share-based compensation expenses related to warrants granted in connection with credit line	273			$ 273
Other comprehensive income (loss)	(263)				$ (263)
Net loss	(28,720)					$ (28,720)
Balance at Dec. 31, 2013	62,296	$ 60		$ 151,011	$ (263)	$ (88,512)
Balance, shares at Dec. 31, 2013		37,493,217
Issuance of ordinary shares in IPO, net	93,564
Exercise of options and warrants	942	$ 3		939
Exercise of options and warrants, shares		925,976
Tax benefit related to exercise of share options	728			728
Share-based compensation expenses	13,937			$ 13,937
Other comprehensive income (loss)	(2,687)				$ (2,687)
Net loss	(56,566)					$ (56,566)
Balance at Dec. 31, 2014	18,650	$ 63		$ 166,615	$ (2,950)	$ (145,078)
Balance, shares at Dec. 31, 2014		38,419,193
Exercise of options and warrants	6,818	$ 1		6,817
Exercise of options and warrants, shares		1,853,653
Tax benefit related to exercise of share options	609			609
Share-based compensation expenses	18,750			$ 18,750
Other comprehensive income (loss)	2,702				$ 2,702
Net loss	(51,334)					$ (51,334)
Balance at Dec. 31, 2015	$ (3,805)	$ 64		$ 192,782	$ (248)	$ (196,412)
Balance, shares at Dec. 31, 2015		40,272,846